SHARE-BASED COMPENSATION PROGRAMS - Summarizes Restricted a AXA Ordinary Share Activity (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted in period (in shares)	11,069
Axa Ordinary Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested as of January 1, 2017	36,306
Granted in period (in shares)	12,929
Vested	11,819
Unvested as of December 31, 2017	37,416
Unvested as of January 1, 2017 | $ / shares	$ 24.46
Grants in period, weighted average grant date fair value (in usd per share) | $ / shares	27.49
Vested | $ / shares	24.30
Unvested as of December 31, 2017 | $ / shares	$ 24.04